Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations	$ 0	$ 9,429,000
Income (Loss) from Continuing Operations Attributable to Parent	19,500,000	12,500,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	9,800,000
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	159,000	83,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	0	65,000
Disposal Groups, Including Discontinued Operations, Name [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	0	1,060,000
Gain on sale of discontinued operations	$ 0	$ 9,429,000